Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0002125355
Registrant Name	Bamboo Insurance Services, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES